ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 08, 2020	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities					$ 4,528,890	$ 4,528,890	$ 11,412,896
Gain on settlement						2,512,626
Research And Development Suppliers [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities					3,732,616	3,732,616	10,049,622
Legal And Insurance Service Provider [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities					445,815	445,815	$ 560,904
Product Development Supplier Agreement [Member]
Accrued Expenses And Other Liabilities [Line Items]
Monthly payment amount					$ 250,000
Lump sum payment amount		$ 750,000	$ 750,000	$ 750,000		2,299,682
Accrued interest forgiven amount						673,000
Naglreiter Consulting, LLC [Member]
Accrued Expenses And Other Liabilities [Line Items]
Gain on settlement						$ 1,839,626
Payment under litigation settlement	$ 1,050,000